Taxation - Tax Recognised in Other Comprehensive Income or Directly in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax on items that may be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	£ 23	£ 15	£ (59)
Tax on fair value movements on cash flow hedges	(8)	9	(30)
Net tax credit/(debit) recognised in other comprehensive income	15	24	(89)
Tax credit/(debit) on share based remuneration recognised directly in equity	6	(3)	8
Deferred tax assets	239	455
Deferred tax liabilities	(593)	(830)
Total	£ (354)	£ (375)	£ (307)